Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of inventories [Abstract]
Schedule of Inventory

	December 31, 2017	December 31, 2016
In-process precious metals	$131.6	$120.7
Ore in stockpiles	44.1	37.6
Parts and supplies	41.5	35.7
Dore, refined precious metals and gold in concentrate	12.7	13.5
	229.9	207.5
Less: Long-term inventory	(68.7)	(75.8)
	$161.2	$131.7